Inventories, net (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2025 USD ($)
Inventories, net [Abstract]
Mobile phones, accessories, computers, TVs, cards and other materials	$ 30,270,083	$ 26,361,417
Reserve for obsolete and slow-moving inventories	(1,963,458)	(2,609,960)
Total	28,306,625	23,751,457		$ 1,576
Cost of inventories recognized in cost of sales	$ 122,895,496	$ 111,659,973	$ 111,863,425